Real Property Interests	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Leases [Abstract]
Real Property Interests
4.	Real Property Interests

Real property interests, net consisted of the following:

	March 31, 2021	December 31, 2020
Right-of-use assets—finance leases (1)	$264,615	$244,885
Telecom real property interests(2)	959,208	886,679

	1,223,823	1,131,564
Less accumulated amortization:
Right-of-use assets—finance leases	(9,305)	(7,023)
Telecom real property interests	(45,888)	(35,150)

Real property interests, net	$1,168,630	$1,089,391

(1)	Effective with the adoption of ASC 842, telecom real property interests qualifying as leases are recorded as finance leases.
(2)	Includes telecom real property interests acquired prior to the adoption of ASC 842 and fee simple interest arrangements.

The Company’s real property interests primarily consist of leasehold interests, acquired either through an up-front payment or on an installment basis from property owners who have leased their property to companies that own telecommunications infrastructure assets. The agreements that provide for the leasehold interests typically are easement agreements, which have stated terms up to 99 years and provide the Company with certain beneficial rights, but not obligations, with respect to the underlying tenant leases. The beneficial rights acquired include, principally, the right to receive the rental income related to the lease with the in-place tenant, and in certain circumstances, additional rents. In most cases, the stated term of the leasehold interest is longer than the remaining term of the lease with the in-place tenant, which provides the Company with the right and opportunity for renewals and extensions. Although the Company has the rights under the acquired leasehold interests over the duration of the entire term, typically, the underlying tenant can terminate their lease acquired by the Company within a short time frame (30- to 180-day notice) without penalty. Under certain circumstances, the Company acquires the fee simple interest ownership, rather than acquiring a leasehold interest. In the instance in which a fee simple interest in the land is acquired, the Company is also assigned the existing lease with the in-place tenant.

The Company often closes and funds its real property interest prepayment transactions through a third-party intermediary. These intermediaries are generally the Company’s retained legal counsel in each jurisdiction. Funds for these transactions are typically deposited with the intermediary who releases the funds once all closing conditions are satisfied. Amounts held by others as deposits at March 31, 2021 and December 31, 2020 totaled $629 and $1,346, respectively, and were recorded as other long-term assets in the Company’s condensed consolidated balance sheets.

Right-Of-Use Assets – Finance Leases and Related Liabilities

Commencing with the adoption of ASC 842 on January 1, 2019, the Company determines if a real property interest arrangement is a lease at the inception of the agreement. The Company considers an arrangement to be a lease if it conveys the right to control the use of the wireless or other digital infrastructure site for a period of time in exchange for consideration. In cases in which the Company acquires a leasehold interest, the Company is both a lessor and a lessee. The weighted-average remaining lease term for finance leases was 38.3 years and 38.2 years as of March 31, 2021 and December 31, 2020, respectively. The Company recorded finance lease expense and interest expense associated with the lease liability in the condensed consolidated statements of operations as follows:

	Successor		Predecessor
	Three months ended March 31, 2021	Period from February 10, 2020 to March 31, 2020	Period from January 1, 2020 to February 9, 2020
Finance lease expense	$2,391	$775	$425
Interest expense – lease liability	$185	$126	$95

The Company’s lease agreements do not state an implicit borrowing rate; therefore, an internal incremental borrowing rate was determined based on information available at the lease commencement date for the purposes of determining the present value of lease payments. The incremental borrowing rate reflects the cost to borrow on a securitized basis in each geographical market. The weighted-average incremental borrowing rate was 3.9% and 2.8% as of March 31, 2021 and December 31, 2020, respectively.

Supplemental cash flow information related to finance leases for the respective periods was as follows:

	Successor		Predecessor
	Three months ended March 31, 2021	Period from February 10, 2020 to March 31, 2020	Period from January 1 to February 9, 2020
Cash paid for amounts included in the measurement of finance lease liabilities:
Operating cash flows from finance leases	$62	$8	$37
Financing cash flows from finance leases	$2,632	$347	$845
Finance lease liabilities arising from obtaining right-of-use assets	$3,659	$3,624	$1,346

Telecom Real Property Interests and Related Liabilities

For real property interests that are not accounted for under ASC 842, the Company applies the acquisition method of accounting, recording an intangible asset in telecom real property interests, net in the condensed consolidated balance sheet. The recorded amount of the real property interest represents the allocation of purchase price to the contractual cash flows acquired from the in-place tenant, as well as the right and opportunity for renewals.

Under certain circumstances, the contractual payments for the acquired telecom real property interests are made to property owners on a noninterest-bearing basis over a specified period of time, generally ranging from two to seven years. The Company is contractually obligated to fulfill such payments. Included in telecom real property interest liabilities in the condensed consolidated balance sheets, the liabilities associated with telecom real property interests were initially measured at the present value of the unpaid payments.

For telecom real property interests, amortization expense was $11,199 and $6,120 for the three months ended March 31, 2021 and the period from February 10 to March 31, 2020 (Successor), respectively, and $2,031 for the period from January 1 to February 9, 2020 (Predecessor). As of March 31, 2021, amortization expense to be recognized for each of the succeeding five years was as follows:

Remainder of 2021	$35,553
2022	46,921
2023	46,850
2024	46,850
2025	46,831
Thereafter	690,315

$913,320

Maturities of finance lease liabilities and telecom real property interest liabilities as of March 31, 2021 were as follows:

	Finance Lease	Telecom Real Property Interest
Remainder of 2021	$7,955	$4,231
2022	8,342	2,973
2023	7,892	8,752
2024	4,647	665
2025	2,884	233
Thereafter	4,004	348

Total lease payments	35,724	17,202
Less amounts representing future interest	(2,308)	(668)

Total liability	33,416	16,534
Less current portion	(10,420)	(5,011)

Non-current liability	$22,996	$11,523

As of March 31, 2021 and December 31, 2020, the weighted average remaining contractual payment term for finance leases was 3.5 years.

4.	Real Property Interests

Real property interests, net consisted of the following:

	Successor	Predecessor
	December 31, 2020	December 31, 2019
Right-of-use assets—finance leases (1)	$244,885	$81,733
Cell site leasehold interests (2)	886,679	468,969

	1,131,564	550,702
Less accumulated amortization:
Right-of-use assets—finance leases	(7,023)	(1,235)
Cell site leasehold interests	(35,150)	(122,307)

Real property interests, net	$1,089,391	$427,160

(1)	Effective with the adoption of ASC 842, cell site leasehold interests qualifying as leases are recorded as finance leases.
(2)	Includes cell site leasehold interests acquired prior to the adoption of ASC 842 and fee simple interest arrangements.

The Company’s real property interests primarily consist of leasehold interests, acquired either through an up-front payment or on an installment basis from property owners who have leased their property to companies that own telecommunications infrastructure assets at cell sites. The agreements that provide for the leasehold interests typically are easement agreements, which have stated terms up to 99 years and provide the Company with certain beneficial rights, but not obligations, with respect to the underlying cell site leases. The beneficial rights acquired include, principally, the right to receive the rental income related to the cell site lease with the in-place tenant, and in certain circumstances, additional rents. In most cases, the stated term of the leasehold interest is longer than the remaining term of the cell site lease with the in-place tenant, which provides the Company with the right and opportunity for renewals and extensions. Although the Company has the rights under the acquired leasehold interests over the duration of the entire term, typically, the underlying tenant can terminate their lease acquired by the Company within a short time frame (30- to 180-day notice) without penalty. Under certain circumstances, the Company acquires the fee simple interest ownership, rather than acquiring a leasehold interest. In the instance in which a fee simple interest in the land is acquired, the Company is also assigned the existing cell site lease with the in-place tenant.

The Company often closes and funds its real property interest prepayment transactions through a third-party intermediary. These intermediaries generally are the Company’s retained legal counsel in each jurisdiction. Funds for these transactions are typically deposited with the intermediary who releases the funds once all closing conditions are satisfied. In other circumstances, the Company deposits monies with the owners of the cell sites in advance of consummating a lease prepayment transaction, at which time all conditions are satisfied and remaining payments are made. Amounts held by others as deposits at December 31, 2020 (Successor) and December 31, 2019 (Predecessor) totaled $1,346 and $2,311, respectively, and were recorded as other long-term assets in the Company’s consolidated balance sheets.

Right-Of-Use Assets – Finance Leases and Related Liabilities

Commencing with the adoption of ASC 842 on January 1, 2019, the Company determines if a real property interest arrangement is a lease at the inception of the agreement. The Company considers an arrangement to be a lease if it conveys the right to control the use of the cell site or ground space underneath a communications site for a period of time in exchange for consideration. In cases in which the Company acquires a leasehold interest, the Company is both a lessor and a lessee. The weighted-average remaining lease term for the right-of-use assets categorized as finance leases was 38.2 years and 36.7 years as of December 31, 2020 (Successor) and December 31, 2019 (Predecessor), respectively. The Company recorded finance lease expense and interest expense associated with the lease liability in the consolidated statements of operations as follows:

	Successor	Predecessor
	Period from February 10, 2020 to December 31, 2020	Period from January 1, 2020 to February 9, 2020	Year ended December 31, 2019
Finance lease expense	$6,922	$425	$1,235
Interest expense—lease liability	$518	$95	$504

The Company’s lease agreements do not state an implicit borrowing rate; therefore, an internal incremental borrowing rate was determined based on information available at the lease commencement date for the purposes of determining the present value of lease payments. The incremental borrowing rate reflects the cost to borrow on a securitized basis in each geographical market. The weighted-average incremental borrowing rate was 2.8% and 7.9% as of December 31, 2020 (Successor) and December 31, 2019 (Predecessor), respectively.

Supplemental cash flow information for the respective periods was as follows:

	Successor	Predecessor
	Period from February 10 to December 31, 2020	Period from January 1 to February 9, 2020	Year ended December 31, 2019
Cash paid for amounts included in the measurement of finance lease liabilities:
Operating cash flows from finance leases	$134	$37	$38
Financing cash flows from finance leases	$6,044	$845	$1,255
Finance lease liabilities arising from obtaining right-of-use assets	$19,312	$1,346	$16,989

Cell Site Leasehold Interests and Related Liabilities

For real property interests that are not accounted for under ASC 842, the Company applies the acquisition method of accounting, recording an intangible asset in cell site leasehold interests, net in the consolidated balance sheet. The recorded amount of the cell site leasehold interest represents the allocation of purchase price to the contractual cash flows acquired from the in-place tenant, as well as the right and opportunity for renewals.

Under certain circumstances, the contractual payments for the acquired cell site leasehold interests are made to property owners on a noninterest-bearing basis over a specified period of time, generally ranging from two to seven years. The Company is contractually obligated to fulfill such payments. Included in cell site leasehold interest liabilities in the consolidated balance sheets, the liabilities associated with cell site leasehold interests were initially measured at the present value of the unpaid payments.

For cell site leasehold interests accounted for under the acquisition method of accounting, amortization expense was $34,482 for the period from February 10 to December 31, 2020 (Successor), $2,031 for the period from January 1 to February 9, 2020 (Predecessor) and $16,930 for the year ended December 31, 2019 (Predecessor). As of December 31, 2020 (Successor), amortization expense to be recognized for each of the succeeding five years was as follows:

2021	$44,217
2022	44,076
2023	44,006
2024	44,006
2025	43,986
Thereafter	631,238

$851,529

Maturities of finance lease liabilities and cell site leasehold interest liabilities as of December 31, 2020 (Successor) were as follows:

	Finance Lease	Cell Site Leasehold Interest
2021	$10,042	$5,820
2022	7,796	3,095
2023	7,644	8,384
2024	4,398	424
2025	2,701	234
Thereafter	3,432	347

Total lease payments	36,013	18,304
Less amounts representing future interest	(2,168)	(742)

Total liability	33,845	17,562
Less current portion	(9,920)	(5,749)

Non-current liability	$23,925	$11,813

As of December 31, 2020 (Successor), the weighted average remaining contractual payment term for finance lease and cell site leasehold liabilities was 3.6 years.